Debt (Schedule Of Notes Payable) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total notes payable	$ 3,236	$ 825
Less current maturities	2,437	294
Long-term note payable	799	531
Note Payable To Related Party [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Total notes payable	836	825
Secured Note Payable [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Total notes payable	$ 2,400